Investment - Summary of Amounts of Financial Position and Income Statements of Profit or Loss of Joint Ventures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of joint ventures [line items]
Current assets	R$ 25,024,181		R$ 17,489,071
Non-current assets	13,986,176		18,761,091
Current liabilities	12,640,230		9,240,841
Non-current liabilities	15,900,887		17,099,056
Equity	10,469,240		9,910,265		R$ 9,835,175		R$ 9,800,029
Net revenue from sales and services	109,732,842		74,058,056	[1]	83,004,729	[1]
Costs, operating expenses and income	96,166		64,034		140,029
Profit from continuing operations	883,878		927,697		402,944
Uniao vopak [member]
Disclosure of joint ventures [line items]
Current assets	10,068		8,510
Non-current assets	9,696		9,796
Current liabilities	2,824		2,698
Non-current liabilities	268		140
Equity	16,672		15,468
Net revenue from sales and services	17,660		15,666		15,400
Costs, operating expenses and income	(16,144)		(14,408)		(12,083)
Net financial income and income and social contribution taxes	(312)		(474)		(577)
Profit from continuing operations	R$ 1,204		R$ 784		R$ 2,740
Number of shares or units held	29,995		29,995		29,995
% of capital held	50.00%		50.00%		50.00%
Rpr [member]
Disclosure of joint ventures [line items]
Current assets	R$ 273,029		R$ 291,720
Non-current assets	179,652		171,270
Current liabilities	354,001		363,388
Non-current liabilities	84,980		105,912
Equity	13,700		(6,310)
Net revenue from sales and services	2,092,786		1,455,668		R$ 2,156,432
Costs, operating expenses and income	(2,105,544)		(1,531,652)		(2,130,323)
Net financial income and income and social contribution taxes	15,235		10,361		6,237
Profit from continuing operations	R$ 2,477		R$ (65,623)		R$ 32,346
Number of shares or units held	5,078,888		5,078,888		5,078,888
% of capital held	33.00%		33.00%		33.00%
Connect car [member]
Disclosure of joint ventures [line items]
Current assets	R$ 171,894	[2]	R$ 161,371
Non-current assets	177,217	[2]	169,843
Current liabilities	174,030	[2]	168,854
Non-current liabilities	18,883	[2]	0
Equity	156,198	[2]	162,360
Net revenue from sales and services	60,436	[2]	91,096		R$ 80,387
Costs, operating expenses and income	(97,095)	[2]	(134,961)		(136,764)
Net financial income and income and social contribution taxes	497	[2]	589		3,234
Profit from continuing operations	R$ (36,162)	[2]	R$ (43,276)		R$ (53,143)
Number of shares or units held	263,768,000	[2]	248,768,000		228,768,000
% of capital held	50.00%	[2]	50.00%		50.00%
Latitude Logística [member]
Disclosure of joint ventures [line items]
Current assets	R$ 18,798
Non-current assets	50,215
Current liabilities	9,151
Non-current liabilities	39,906
Equity	19,956
Net revenue from sales and services	5,895
Costs, operating expenses and income	(2,591)
Net financial income and income and social contribution taxes	(2,118)
Profit from continuing operations	R$ 1,186
Number of shares or units held	4,383,881
% of capital held	50.00%
Navegantes Logística [member]
Disclosure of joint ventures [line items]
Current assets	R$ 5,393		R$ 24,691
Non-current assets	167,170		166,389
Current liabilities	256		8
Non-current liabilities	105,440		126,201
Equity	66,867		64,871
Net revenue from sales and services	0		0
Costs, operating expenses and income	(1,579)		(3,480)
Net financial income and income and social contribution taxes	(7,517)		(1,301)
Profit from continuing operations	R$ (9,096)		R$ (4,781)
Number of shares or units held	22,298,195		22,298,195
% of capital held	33.00%		33.00%
Nordeste Logística I [Member]
Disclosure of joint ventures [line items]
Current assets	R$ 52,022		R$ 972
Non-current assets	18,346		6,021
Current liabilities	46,615		4
Non-current liabilities	16,504		4,516
Equity	7,249		2,473
Net revenue from sales and services	11,625		0
Costs, operating expenses and income	(3,260)		(4,225)
Net financial income and income and social contribution taxes	(3,589)		0
Profit from continuing operations	R$ 4,776		R$ (4,226)
Number of shares or units held	681,637		681,637
% of capital held	33.00%		33.00%
Nordeste Logística II [Member]
Disclosure of joint ventures [line items]
Current assets	R$ 36,958		R$ 18,531
Non-current assets	17,279		18,005
Current liabilities	1,418		5
Non-current liabilities	13,052		13,504
Equity	39,767		23,027
Net revenue from sales and services	2,016		0
Costs, operating expenses and income	(3,980)		(1,203)
Net financial income and income and social contribution taxes	(494)		0
Profit from continuing operations	R$ (2,458)		R$ (1,203)
Number of shares or units held	3,933,265		3,933,265
% of capital held	33.00%		33.00%
Nordeste Logística III [Member]
Disclosure of joint ventures [line items]
Current assets	R$ 17,458		R$ 21,513
Non-current assets	49,439		30,503
Current liabilities	13,960		6
Non-current liabilities	21,239		22,877
Equity	31,698		29,133
Net revenue from sales and services	7,561		0
Costs, operating expenses and income	(5,030)		1,878
Net financial income and income and social contribution taxes	(1,765)		0
Profit from continuing operations	R$ 766		R$ 1,878
Number of shares or units held	4,871,241		4,871,241
% of capital held	33.00%		33.00%

[1]	For further information see Note 3.c.3.
[2]	The balances presented refer to September 30, 2021, due to the completion of the sale of ConectCar on October 1, 2021, for further details see note 13.a.1.